VOYAGEUR FUND MANAGERS, INC.
                       90 SOUTH SEVENTH STREET, SUITE 4300
                           MINNEAPOLIS, MN 55402-4114


                                October 20, 1995



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

Re: Voyageur Tax-Exempt Trust, Series 5 (File No. 33-62681)


Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on October 19, 1995.


                              Very truly yours,



                              VOYAGEUR FUND MANAGERS, INC.


                              By /s/ Thomas J. Abood
                                 -------------------------------
                                 Thomas J. Abood
                                 Senior Vice President